Trade and Other Accounts Receivables - Schedule of Trade and Other Accounts Receivables (Details) - ILS (₪)	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Accounts Receivables [Abstract]
Trade receivables		₪ 17,457
Governmental Institutions	4,948	24,327
Related party	39,114
Other accounts receivables	11,700	2,676
Total	₪ 55,762	₪ 44,460